Long-Term Borrowings (Details) - Schedule of long-term borrowings - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Long Term Borrowings Abstract
Long-term borrowing, current	¥ 4,502	¥ 15,137
Long-term borrowings, non-current	388	646
Total	¥ 4,890	¥ 15,783